DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Components of Debt
Debt consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Term Loan	$375,000	$136,500
Revolving credit facility	25,000	47,855
Less: current portion	(3,750)	(7,000)
Less: unamortized discount and debt issuance costs	(10,993)	(4,693)
Total long-term debt	$385,257	$172,662

Debt consisted of the following (in thousands):

	(Successor)	(Predecessor)
	December 31, 2020	December 31, 2019
Term loan	$136,500	$—
Revolving credit facility	47,855	—
Less: current portion	(7,000)	—
Less: unamortized debt issuance costs	(4,693)	—
Total long-term debt	$172,662	$—

Summary of Principal Maturities of Long-Term Debt	The Company’s debt and other obligations outstanding as of December 31, 2020 mature as shown below (in thousands):

2021	$7,000
2022	7,000
2023	10,500
2024	14,000
2025	145,855
Total debt	184,355
Unamortized discounts	(4,693)
Total debt, net of unamortized discounts	$179,662